Related party balances (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Other current liabilities	$ 11,488	$ 10,109
Related Party
Related Party Transaction [Line Items]
Other current liabilities	11,488	10,109
Hywin Enterprise Management Consulting (Shanghai) Co., Ltd. | Related Party
Related Party Transaction [Line Items]
Other current liabilities	$ 11,488	$ 10,109